Share based compensation - summary of share-based compensation expenses recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation
Total	¥ 131,472	¥ 32,792	¥ 163,978
Hotel operating costs
Share based compensation
Total	17,660	5,636	1,286
Selling and marketing expenses
Share based compensation
Total	6,546	2,724	391
General and administrative expenses
Share based compensation
Total	106,003	23,723	¥ 162,301
Technology and development expenses
Share based compensation
Total	¥ 1,263	¥ 709